Income Tax Reconciliation (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of income tax reconciliation

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income purposes for the years ended December 31, 2014 and 2013:

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Net loss per consolidated financial statements	$(175,218)	$(868,157)
Net income from non-includable U.S. entities	—	(28,478)
Income attributable to non-controlling interest	135,636	5,696
Organizational costs	51,155	14,500
SQN Echo LLC	998,317	(32,603)
Unearned interest income	—	82,024
Net income (loss) for federal income tax purposes	$1,009,890	(827,018)

SQN AIF IV, GP LLC [Member]
Schedule of income tax reconciliation

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income purposes for the years ended December 31, 2014 and 2013:

	For the Year Ended	For the Year Ended
	December 31, 2014	December 31, 2013
Net loss per consolidated financial statements	$(175,218)	$(868,157)
Net income from non-includable U.S. entities	—	(28,478)
Income attributable to non-controlling interest	135,636	5,696
Organizational costs	51,155	14,500
SQN Echo LLC	998,317	(32,603)
Unearned interest income	—	82,024

Net income (loss) for federal income tax purposes	$1,009,890	(827,018)